Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of analysis of other comprehensive income by item [abstract]
Disclosure of changes in accumulated other comprehensive income (loss)
The components of and changes in, accumulated other comprehensive income (loss) are as follows:

	2022	2021
Currency translation adjustment
Opening balance, Jan. 1	(35)	(21)
Losses (gains) on translating net assets of foreign operations, net of reclassifications to net earnings, net of tax	21	(14)
Gains (losses) on financial instruments designated as hedges of foreign operations, net of reclassifications to net earnings, net of tax(1)	(25)	—
Balance, Dec. 31	(39)	(35)
Cash flow hedges
Opening balance, Jan. 1	228	436
Losses on derivatives designated as cash flow hedges, net of reclassifications to net earnings and to non-financial assets, net of tax(2)	(456)	(208)
Balance, Dec. 31	(228)	228
Employee future benefits
Opening balance, Jan. 1	(29)	(66)
Net actuarial gains on defined benefit plans, net of tax(3)	37	37
Balance, Dec. 31	8	(29)
Other
Opening balance, Jan. 1	(18)	(47)
Intercompany and third-party investments at FVTOCI	55	29
Balance, Dec. 31	37	(18)
Accumulated other comprehensive income (loss)	(222)	146
(1)    Net of income tax recovery of $3 million for the year ended Dec. 31, 2022 (2021 – nil).
(2)    Net of income tax recovery of $112 million for the year ended Dec. 31, 2022 (2021 – $57 million).
(3)    Net of income tax expense of $12 million for the year ended Dec. 31, 2022 (2021 – $11 million).